FV Measurements	12 Months Ended
Dec. 31, 2024
FV Measurements [Abstract]
Fair Value Measurements
17. FV MEASUREMENTS
The Company is required to determine the FV of all derivatives except those which qualify for the NPNS
exemption (see note 1) and uses a market approach

to do so. The three levels of the FV hierarchy are
defined as follows:
Level 1 – Where possible, the Company bases the fair valuation of its financial assets and liabilities on
quoted prices in active markets (“quoted prices”) for identical assets and liabilities.
Level 2 – Where quoted prices for identical assets and

liabilities are not available, the valuation of certain
contracts must be based on quoted prices for similar assets

and liabilities with an adjustment related to
location differences. Also, certain derivatives are valued

using quotes from over-the-counter clearing
houses.
Level 3 – Where the information required for a Level 1

or Level 2 valuation is not available, derivatives
must be valued using unobservable or internally developed inputs.

The primary reasons for a Level 3
classification are as follows:
●

While valuations were based on quoted prices, significant assumptions were necessary to reflect
seasonal or monthly shaping and locational basis differentials.
●

The term of certain transactions extends beyond the period when quoted prices are available and,
accordingly, assumptions

were made to extrapolate prices from the last quoted

period through the
end of the transaction term.
●

The valuations of certain transactions were based on internal models, although quoted prices were
utilized in the valuations.
Derivative assets and liabilities are classified in their entirety,

based on the lowest level of input that is
significant to the FV measurement.
The following tables set out the classification of the methodology used by the Company to FV its
derivatives:
As at December 31, 2024
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:

Commodity swaps and forwards
$

15 $

3 $ -

$

18

FX forwards
-

27 -

27

15

30 -

45
HFT derivatives:

Power swaps and physical contracts

2

23

5

30

Natural gas swaps, futures, forwards, physical

contracts and related transportation

13

52

27

92

15

75

32

122
Less: Derivatives classified as held for sale
(1)
-

(1) -

(1)
Total assets

30

104

32

166
Liabilities
Regulatory deferral:

Commodity swaps and forwards
$

18 $

19 $ -

$

37

FX forwards
-

3 -

3

18

22 -

40
HFT derivatives:

Power swaps and physical contracts

2

21

4

27

Natural gas swaps, futures, forwards and physical

contracts
(11)

89

437

515
(9)

110

441

542
Other derivatives:

FX forwards
-

34 -

34

Equity derivatives

2 -

-

2

2

34 -

36
Less: Derivatives classified as held for sale
(1)
-

(1) -

(1)
Total liabilities

11

165

441

617
Net assets (liabilities)

$

19 $ (61) $ (409) $ (451)
(1) On August 5, 2024, Emera announced an

agreement to sell NMGC. As at December

31, 2024, NMGC's assets and liabilities
were classified as held for sale. For further details

on the pending transaction, refer to note 4
As at December 31, 2023
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:

Commodity swaps and forwards
$

7 $

6 $ -

$

13

FX forwards
-

3 -

3

7

9 -

16
HFT derivatives:

Power swaps and physical contracts
(5)

23 -

18

Natural gas swaps, futures, forwards, physical

contracts and related transportation

42

108

34

184

37

131

34

202
Other derivatives:

FX forwards
-

18 -

18

Equity derivatives

4 -

-

4

4

18 -

22
Total assets

48

158

34

240
Liabilities
Regulatory deferral:

Commodity swaps and forwards

43

30 -

73

FX forwards
-

3 -

3

43

33 -

76
HFT derivatives:

Power swaps and physical contracts
-

24 -

24

Natural gas swaps, futures, forwards and physical

contracts

13

19

365

397

13

43

365

421
Other derivatives:

FX forwards
-

7 -

7
-

7 -

7
Total liabilities

56

83

365

504
Net assets (liabilities) $ (8) $

75 $ (331) $ (264)
The change in the FV of the Level 3 financial assets and liabilities for the year ended December 31, 2024
was as follows:
HFT Derivatives
millions of dollars Power
Natural gas

Total
Assets
Balance, beginning of period $ -

$

34 $

34
Total

realized and unrealized gains (losses) included in non-regulated operating revenues

5 (7) (2)
Balance, December 31, 2024

$

5 $ 27 $

32
Liabilities
Balance, beginning of period $ -

$

365 $

365
Total

realized and unrealized gains (losses) included in non-regulated operating revenues

4

72

76
Balance, December 31, 2024

$

4 $ 437 $

441
Significant unobservable inputs used in the FV measurement

of Emera’s natural gas and power
derivatives include third-party sourced pricing for instruments based on illiquid markets. Significant
increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) FV
measurement. Other unobservable inputs used include internally developed correlation factors and basis
differentials; own credit risk; and discount rates.

Internally developed correlations and basis differentials
are reviewed on a quarterly basis based on statistical analysis of the spot markets in the various illiquid
term markets.

Discount rates may include a risk premium for those

long-term forward contracts with
illiquid future price points to incorporate the inherent uncertainty of these points. Any risk premiums for
long-term contracts are evaluated by observing similar

industry practices and in discussion with industry
peers.
The Company uses a modelled pricing valuation technique for

determining the FV of Level 3 derivative
instruments. The following table outlines quantitative information about the significant unobservable
inputs used in the FV measurements categorized within Level

3 of the FV hierarchy:
Significant
Weighted

millions of dollars FV Unobservable Input Low High average
(1)
Assets Liabilities
As at December 31, 2024
HFT derivatives – Power

5 4 Third-party pricing $25.60 $139.65 $82.63
swaps and physical contracts
HFT derivatives – Natural

27 437 Third-party pricing $2.20 $17.54 $8.57
gas swaps, futures, forwards

and physical contracts

Total $ 32 $ 441
Net liability $ 409
As at December 31, 2023
HFT derivatives – Natural

34 365 Third-party pricing $1.27 $16.25 $4.85
gas swaps, futures, forwards

and physical contracts

Total $ 34 $ 365
Net liability $ 331
(1) Unobservable inputs were weighted by the

relative FV of the instruments.
Long-term debt is a financial liability not measured at

FV on the Consolidated Balance Sheets. The
balance consisted of the following:
As at Carrying
millions of dollars Amount FV Level 1 Level 2 Level 3 Total
December 31, 2024 $

18,407 $

17,941 $ -

$

17,688 $

253 $

17,941
December 31, 2023 $

18,365 $

16,621 $ -

$

16,363 $

258 $

16,621
The Company has designated $ 1.2

billion USD denominated Hybrid Notes as a hedge of the

foreign
currency exposure of its ne
t investment

in USD denominated operations. The Company’s Hybrid Notes
are contingently convertible into preferred shares in the

event of bankruptcy or other related events. A
redemption option on or after June 15, 2026 is available

and at the control of the Company.

The Hybrid
Notes are classified as Level 2 financial assets. As at

December 31, 2024, the FV of the Hybrid Notes
was $ 1.2

billion (2023 – $
1.2

billion). An after-tax foreign currency loss of $
139

million was recorded in
AOCI for the year ended December 31, 2024 (2023

– $
38

million after-tax gain).